Convertible Note (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Estimated Fair Value Of Convertible Notes Conversion Features [Table Text Block]
On January 27, 2012, we determined that the fair value of the derivative liability pertaining to the 2011 Convertible Notes was $1,593 based on the following weighted average variables:

Expected dividends	0%
Expected volatility	189.81%
Expected term	5 months
Risk free interest rate	0.07%

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
On the date of conversion, we determined the fair value of the derivative liability to be $1,682,507 using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.22%
Expected dividend yield	0.0%
Expected volatility	239.41%
Expected term	1.35 – 1.77 years

At the time of the issuances, we determined that the price protection feature on the 2013 Convertible Notes constituted a derivative liability and estimated the fair value of such liability to be $1,244,351 using the Black-Scholes option pricing model using the following weighted average assumptions:

Risk-free interest rate	0.28 – 0.40%
Expected dividend yield	0.0%
Expected volatility	261.45 – 278.90%
Expected life	2 years

On the date of conversion, we determined that the fair value of the derivative liability was $93,568 using the Black-Scholes option pricing model using the following weighted average assumptions:

Risk-free interest rate	0.32%
Expected dividend yield	0.0%
Expected volatility	268.86%
Expected life	1.85 – 1.93 years

On December 31, 2013, we determined that the fair value of the derivative liability pertaining to the remaining 2013 Convertible Notes was $1,001,385 using the Black-Scholes option pricing model using the following weighted average assumptions:

Risk-free interest rate	0.38%
Expected dividend yield	0.0%
Expected volatility	255.94%
Expected life	1.5 – 1.9 years

Convertible Debt [Table Text Block]
The components of 2013 Convertible Notes at December 31, 2013 are as follows:

		Interest		Conversion
	Balance	Rate	Maturity	Price
Balance - December 31, 2012	$-
Borrowings	1,220,000	5%	July 5, 2015 through December 3, 2015	$0.20
Conversions	(100,000)
Unamortized debt discount	(873,872)
Balance - December 31, 2013	$246,128